Manufacturing Rebate Receivable (Details)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Manufacturing Rebate Receivables	$ 5,815,305	¥ 37,542,315	$ 5,755,237
Manufacturing Rebate Receivables Related to Fiscal Year Two Thousand Sixteen	2,044,680	13,200,000
Manufacturing Rebate Receivables Related to Fiscal Year Two Thousand Seventeen	3,083,526	19,906,560
Manufacturing Rebate Receivables Related to Fiscal Year Two Thousand Eighteen	$ 687,099	¥ 4,435,755
Suzhou E-Motor [Member]
Manufacturing Rebate Receivables				$ 6,000	$ 29,400